PENSION AND OTHER POSTRETIREMENT BENEFITS - Weighted-Average Assumptions for Determining Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
U.S.
Weighted-average assumptions used for determining net periodic cost
Discount rate	3.72%	4.18%	4.55%
Expected return on assets	7.00%	7.00%	7.25%
Company's contribution to the defined benefit plan in the next fiscal year	$ 65.2
Int'l
Weighted-average assumptions used for determining net periodic cost
Discount rate	2.25%	2.12%	2.95%
Expected return on assets	3.78%	3.77%	4.14%
Compensation rate increase	2.26%	2.24%	2.24%
Company's contribution to the defined benefit plan in the next fiscal year	$ 10.7
U.S. Postretirement Health Benefits
Weighted-average assumptions used for determining net periodic cost
Discount rate	3.55%	3.95%	4.13%
Company's contribution to the defined benefit plan in the next fiscal year	$ 0.4